FINANCIAL STATEMENT PRESENTATION	6 Months Ended
Sep. 30, 2021
FINANCIAL STATEMENT PRESENTATION
FINANCIAL STATEMENT PRESENTATION

3.    FINANCIAL STATEMENT PRESENTATION

(a)  Compliance with IFRS

These Interim Condensed Consolidated Financial Statements have been prepared in accordance with International Accounting Standard (“IAS”) 34, Interim Financial Reporting, as issued by the International Accounting Standards Board (“IASB”), utilizing the accounting policies Just Energy outlined in its March 31, 2021 annual audited consolidated financial statements, except the adoption of new International Financial Reporting Standards  (“IFRS”). Accordingly, certain information and footnote disclosures normally included in the March 31, 2021 annual audited consolidated financial statements prepared in accordance with IFRS, as issued by the IASB, have been omitted or condensed.

(b)  Basis of presentation and interim reporting

These Interim Condensed Consolidated Financial Statements should be read in conjunction with and follow the same accounting policies and methods of application as those used in the March 31, 2021 annual audited consolidated financial statements.

The comparative Interim Condensed Consolidated Financial Statements have been corrected from the interim statements previously presented to conform to the presentation of the current Interim Condensed Consolidated Financial Statements.

The Interim Condensed Consolidated Financial Statements are presented in Canadian dollars, the functional currency of Just Energy, and all values are rounded to the nearest thousands, except where otherwise indicated. The Interim Condensed Consolidated Financial Statements are prepared on a going concern basis under the historical cost convention, except for certain financial assets and liabilities that are stated at fair value.

The interim operating results are not necessarily indicative of the results that may be expected for the full fiscal year ending March 31, 2022, due to seasonal variations resulting in fluctuations in quarterly results. Gas consumption by customers is typically highest in October through March and lowest in April through September. Electricity consumption is typically highest in January through March and July through September and lowest in October through December and April through June.

Principles of consolidation

The Interim Condensed Consolidated Financial Statements include the accounts of Just Energy and its directly or indirectly owned subsidiaries and affiliates as at September 30, 2021. Subsidiaries and affiliates are consolidated from the date of acquisition and control and continue to be consolidated until the date that such control ceases. The financial statements of the subsidiaries and affiliates are prepared for the same reporting period as Just Energy using consistent accounting policies. All intercompany balances, sales, expenses and unrealized gains and losses resulting from intercompany transactions are eliminated on consolidation.

Going Concern

Due to the Weather Event and associated CCAA filing, the Company’s ability to continue as a going concern for the next 12 months is dependent on the Company emerging from CCAA protection, maintain liquidity, complying with DIP Facility covenants and extending the DIP Facility maturity. The material uncertainties arising from the CCAA filings cast substantial doubt upon the Company's ability to continue as a going concern and, accordingly the ultimate appropriateness of the use of accounting principles applicable to a going concern. These Interim Condensed Consolidated Financial Statements do not reflect the adjustments to carrying values of assets and liabilities and the reported expenses and Interim Condensed Consolidated Statements of Financial Position classifications that would be necessary if the going concern assumption was deemed inappropriate. These adjustments could be material. There can be no assurance that the Company will be successful in emerging from CCAA as a going concern.

(c)  Significant accounting judgments, estimates, and assumptions

The preparation of the Interim Condensed Consolidated Financial Statements requires the use of estimates and assumptions to be made in applying the accounting policies that affect the reported amount of assets, liabilities, income and expenses. The estimates and related assumptions based on previous experience and other factors are considered reasonable under the circumstances, the results of which form the basis for making the assumptions about carrying values of assets and liabilities that are not readily apparent from other sources. There have been no material changes from the disclosures from the March 31, 2021 annual audited consolidated financial statements and notes to the March 31, 2021 annual audited consolidated financial statements with respect to significant accounting judgments, estimates and assumptions.